Financial Assets Measured at Fair Value Through Other Comprehensive Income	12 Months Ended
Dec. 31, 2024
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Abstract]
FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
4	FINANCIAL ASSETS MEASURED AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31, 2023	December 31, 2024
	RM	RM	US$

At beginning of year	12,819,747	38,368,829	8,582,863
Addition	50,492,301	213,286,384	47,710,805
Reclassification from subsidiary to investment, FVOCI	-	320,030	71,589
Disposals	(27,423,012)	(77,345,259)	(17,301,642)
Fair value adjustment	2,378,581	(45,581,548)	(10,196,302)
Currency realignment	101,212	(1,429,774)	(319,831)
At end of year	38,368,829	127,618,662	28,547,482
	December 31, 2023	December 31, 2024
	RM	RM	US$
Quoted securities
- Treasure Global Inc.	36	1	-
- Founder Group Limited	-	4,036,771	903,000
	36	4,036,772	903,000
		-	-
Unquoted securities
- GlobexUS Holdings Corp (1)	6,883,950	6,705,600	1,500,000
- Sagtec Global Limited (2)	7,746,738	7,546,035	1,688,000
- YY Group Holding Limited (3)	23,738,105	-	-
- Reveillon Group Limited (4)	-	108,883,214	24,356,482
- Elmu Group (5)	-	1	-
-Marvis Inc (6)	-	447,040	100,000

	38,368,793	123,581,890	27,644,482
	38,368,829	127,618,662	28,547,482

Quoted securities

In 2022, the Company holds equity interest of 14.55% in Treasure Global Inc (“TGL”), a company that is listed on the Nasdaq Stock Market. In January 2023, the Company has disposed its entire 14.55% shareholdings in TGL shares.

In December 2024, the Company acquired 700,000 ordinary shares in Founder Group Limited, an entity listed on Nasdaq Stock Exchange, valued at US$ 903,000.

Unquoted securities

(1) In May 2023, the Company acquired 500 ordinary shares from Globexus Holding Corp via a share-swap arrangement, valued at US$ 1,500,000.

(2) In October 2023, the Company received a total of 800,000 ordinary shares from Sagtec Global Limited as part of the consideration for the Company’s business consultancy services rendered valued at US$ 1,600,000.

(3) In December 2023, the Company acquired approximately 4.9%, or 1,631,700 ordinary shares, in YY Group Holding Limited, valued at US$ 4,895,100. On April 29, 2024, YY Group Holding Limited was successfully listed on Nasdaq Capital Market. As a result, the investment was reclassified from unquoted security to a quoted security, and the Company subsequently revalued the shares to reflect the market price.

In September 2024, the Company disposed of its entire investment in YY Group Holding Limited to a third party, resulting in a loss on investment of US$ 157,279.

(4) In December 2024, the Company acquired approximately 32%, or 8,118,827 ordinary shares, in Reveillon Group Limited, an entity incorporated in the British Virgin Islands, valued at US$ 24,356,481.

(5) On April 1, 2024, the Company reduced its ownership interest in Elmu Education Group Sdn. Bhd., reducing its stake from 70% to 20%, which resulted in a loss of control over Elmu Education Group Sdn. Bhd. and its subsidiaries (“Elmu Group”). Consequently, the Group ceased consolidating Elmu Group beginning April 1, 2024.

For the financial year ended December 31, 2024, the Company assessed its fair value for investment in Elmu Group, and identified a significant decline in the fair value of Elmu Group due to deteriorating financial performance. As a result, fair value loss of RM 319,999 (USD71,582) was recognized in the consolidated statement of comprehensive income and profit and loss.

(6) On December 20, 2024, the Company acquired approximately 0.3% of ownership interest in Marvis Inc, an entity incorporated in Delaware, valued at US$ 100,000.

During the financial year ended December 31, 2024, the Company disposed its investment in Agroz Inc, Fintech Scion Limited and Treasure Global Inc at cost for total consideration of US$ 16,096,482 to various third parties, and as at the end of the reporting period, the outstanding balance due from these third parties are included in “other receivables” (Note 12).

During the financial year December 31, 2023 and 2024, the fair value of certain unquoted investments was determined by the Company using a third-party independent valuer using the income approach - discounted cash flow and market approach – price earnings approach. The Company takes full responsibility for the determination of the fair value of unquoted investment.

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2023 and 2024 are shown below:

As of December 31, 2024
Revenue and cost of sales	5% declined in the revenue and cost of sales would reduce the fair value approximately MYR297,000 to MYR1,072,000

Gross Profit (“GP”) Margin	GP margin reduced by 5% would have resulted in the fair value to reduce approximately MYR1,502,000

Weighted Average Cost of Capital (“WACC”)	100 basis points increase in the WACC would result in a decrease in the fair value approximately MYR250,000

Price Earnings (“P/E”) Multiples	10% discount on the P/E multiples would result in a decrease in the fair value approximately MYR929,000

As of December 31, 2023
Revenue and cost of sales	5% declined in the revenue and cost of sales would reduce the fair value approximately MYR748,000 to MYR1,101,000

Gross Profit (“GP”) Margin	GP margin reduced by 5% would have resulted in the fair value to reduce approximately MYR973,000 to MYR1,542,000

Weighted Average Cost of Capital (“WACC”)	100 basis points increase in the WACC would result in a decrease in the fair value approximately MYR257,000 to MYR1,048,000

Price Earnings (“P/E”) Multiples	10% discount on the P/E multiples would result in a decrease in the fair value approximately MYR954,000 to MYR2,321,000